Significant Accounting Policies - Schedule of Number of Potential Common Shares (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	2,774,945	571,444	2,650,257	543,302
Options [Member]
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	186,098	61,864	61,410	33,722
Warrants [Member]
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	2,588,847	509,580	2,588,847	509,580